Prior year information comparable to transition period (Tables)	12 Months Ended
Jun. 30, 2013
Prior Year Information Comparable To Transition Period Disclosure [Abstract]
Schedule Of Prior Year Condensed Balance Sheet [Table Text Block]
Condensed Consolidated Balance Sheet as of June 30, 2010 (unaudited)

June 30, 2010
(RMB'000)
ASSETS
Current assets:
Cash and cash equivalents	604,892
Accounts receivable	247
Inventories	15,166
Prepayments and other current assets	7,067
Assets held for sale-current	278,103
Total current assets	905,475

Non-current assets:
Property, plant and equipment, net	24,370
Investment at fair value	511,899
Investment under equity method	6,995
Intangible assets, net	364,464
Goodwill	10,135
Non-current prepayments	40,247
Deferred tax assets	3,480
Assets held for sale-noncurrent	170,779
Total non-current assets	1,132,369
Total assets	2,037,844

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Short-term bank borrowings	122,236
Income tax payable	2,477
Accounts payable	145
Accrued expenses and other liabilities	52,421
Liabilities classified as held for sale	55,960
Total current liabilities	233,239

Non-current liabilities:
Deferred tax liability	191,154
Total non-current liabilities	191,154
Total liabilities	424,393

Shareholders' equity:
Share capital (par value US$0.0000001 per share; 450,000,000,000 ordinary and 50,000,000,000 preferred shares authorized; 125,160,000 ordinary shares issued and outstanding at June 30, 2010)	—
Additional paid-in capital	2,390,036
Statutory reserves	76,954
Accumulated other comprehensive loss	(80,808)
Accumulated deficit	(772,731)
Total shareholders' equity	1,613,451
Total liabilities and shareholders' equity	2,037,844

Schedule Of Prior Year Condensed Income Statement [Table Text Block]
Condensed Consolidated Income Statement for 6 months ended June 30, 2010 (unaudited)

For 6 months ended June 30 2010
(RMB'000)

Revenue	21,506
Cost of revenue	(12,670)
Gross profit	8,836

Operating expenses:
Selling, general and administrative expenses	(49,192)
Research and development expenses	(20)
Total operating expenses	(49,212)
Operating loss	(40,376)

Other income(expense)
Interest income	6,483
Interest expense	(1,667)
Exchange loss	(4,893)
Unrealized loss in investment	(65,086)
Other income	1,784
Loss before income tax	(103,755)
Income tax	(128)
Loss from continuing operations	(103,883)
Loss from discontinued operations	(1,314)
Net loss	(105,197)

Loss per ordinary share:
Loss per share from continuing operations – basic and diluted	(0.83)

Loss per share from discontinued operations – basic and diluted	(0.01)
Net Loss per share – basic and diluted	(0.84)

Weighted average number of ordinary shares outstanding:
Basic and diluted	125,160,000

Schedule Of Prior Year Condensed Cash Flow Statement [Table Text Block]
Condensed Consolidated Cash flow statement for 6 months ended June 30, 2010 (unaudited)

Cash flows from operating activities:
Net loss	(103,755)
Adjustments to reconcile net loss to net cash provided by operating activities:
Unrealized loss in investment	65,091
Share-based compensation	8,659
Depreciation and amortization	15,178
Changes in operating assets and liabilities:
Accounts receivable	154
Inventories	7,824
Income tax payable	2,477
Accounts payable	(1,555)
Changes in other operating assets and liabilities	8,366
Net cash provided by operating activities	2,439

Cash flows from investing activities:
Payment for Investment in PGW convertible redeemable note (Note 3)	(169,646)
Acquisition of property, plant and equipment and other assets	(184)
Payment for acquisition of Beiao	(663)
Cash disposed of with the P3A disposal	(84,617)
Net cash used in investing activities	(255,110)

Cash flows from financing activities:
Proceeds from short-term borrowings	122,236
Net cash provided by financing activities	122,236

Effect of exchange rate changes on cash and cash equivalents	(2,498)

Net decrease in cash and cash equivalents	(132,933)
Cash and cash equivalents at the beginning of year	737,825
Cash and cash equivalents at the end of year	604,892